DERIVATIVE LIABILITIES (Details - Assumptions used for derivatives)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Measurement Input, Price Volatility [Member]
Business Combination [Line Items]
Fair value assumptions for derivative liabilities	645.7%	622.8%	451.9%
Measurement Input, Expected Term [Member]
Business Combination [Line Items]
Fair value assumptions for derivative liabilities	6.6 to 8.13 years	7.6 to 9.13 years	0.13 to 9.42 years
Measurement Input, Risk Free Interest Rate [Member]
Business Combination [Line Items]
Fair value assumptions for derivative liabilities	2.57% - 3.42%	2.87% - 3.23%	3.09% - 3.88%
Measurement Input, Expected Dividend Rate [Member]
Business Combination [Line Items]
Fair value assumptions for derivative liabilities	0.00%	0.00%	0.00%